Share capital - Conditional share capital for bonds and similar debt instruments (Details)	12 Months Ended
Dec. 31, 2022 CHF (SFr) SFr / shares shares
Conditional Share Capital [Abstract]
Nominal value per share (in CHF per share)	SFr 0.02
Bonds and Similar Debt Instruments [Member]
Conditional Share Capital [Abstract]
Nominal value per share (in CHF per share)	SFr 0.02
Bonds and Similar Debt Instruments [Member] | Top of Range [Member]
Conditional Share Capital [Abstract]
Potential increase is equity through conversion of debt instruments | SFr	SFr 100,000
Potential number of shares issued from conversion of debt instruments | shares	5,000,000